Leases Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Lease Liabilities, Payments, Due, Rolling Maturity [Abstract]
2020	$ 29,178
2021	24,351
2022	15,479
2023	12,376
2024	10,692
Thereafter	27,592
Total lease payments	119,668
Less: interest	(13,827)
Present value of lease liabilities	105,841
Operating lease payments	$ 6,500
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019		$ 33,600
2020		28,399
2021		23,485
2022		13,770
2023		10,316
Thereafter		32,745
Operating Leases, Future Minimum Payments Due		$ 142,315